Segment information - Information by operating segments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment information
Total Revenues from contracts with external customers	€ 51,871	€ 9,719	€ 116,831	€ 21,824
Adjusted EBITDA	(2,066)	(7,420)	(1,368)	(12,437)
Additions to property, plant and equipment and right-of-use assets	726	3,623	2,696	5,027
Additions to intangible assets	763	2,774	2,089	3,965
Other segment information
Depreciation and amortization	3,384	2,348	6,670	4,432
Research and development expenses	4,053	3,119	8,388	5,810
Pharmaceutical
Segment information
Total Revenues from contracts with external customers	2,831	3,940	6,429	8,490
Diagnostics
Segment information
Total Revenues from contracts with external customers	6,715	3,684	13,098	11,226
COVID-19
Segment information
Total Revenues from contracts with external customers	42,325	2,095	97,304	2,108
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	2,831	3,940	6,429	8,490
Adjusted EBITDA	647	1,799	2,144	4,407
Additions to property, plant and equipment and right-of-use assets	3	301	9	301
Additions to intangible assets	241	1,852	563	2,854
Other segment information
Depreciation and amortization	410	389	824	1,071
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	6,715	3,684	13,098	11,226
Adjusted EBITDA	580	(1,636)	1,633	(1,358)
Additions to property, plant and equipment and right-of-use assets		200	234	987
Other segment information
Depreciation and amortization	412	563	818	1,107
Operating segment | COVID-19
Segment information
Total Revenues from contracts with external customers	42,325	2,095	97,304	2,108
Adjusted EBITDA	6,251	812	16,418	621
Additions to property, plant and equipment and right-of-use assets	618	1,873	2,034	1,903
Additions to intangible assets		527	354	527
Other segment information
Depreciation and amortization	1,069	54	1,996	54
Corporate
Segment information
Adjusted EBITDA	(9,544)	(8,395)	(21,563)	(16,107)
Additions to property, plant and equipment and right-of-use assets	105	1,249	419	1,836
Additions to intangible assets	522	395	1,172	584
Other segment information
Depreciation and amortization	1,493	1,342	3,032	2,200
Research and development expenses	€ 4,053	€ 3,119	€ 8,388	€ 5,810